Options and Warrants (Details) - Schedule of warrants outstanding - Warrant [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Class of Warrant or Right [Line Items]
Shares, Outstanding, Beginning Balance	1,230,532	141,828	70,000
Exercise Price, Outstanding, Beginning Balance	$ 7.35	$ 11.99	$ 18.93
Remaining Life, Outstanding, Beginning Balance	3 years 11 months 4 days	2 years 1 month 28 days	2 years 29 days
Intrinsic Value, Outstanding, Beginning Balance
Shares, Granted		1,517,200	91,828
Exercise Price, Granted		$ 7.23	$ 12.53
Remaining Life, Granted		4 years 8 months 12 days	3 years
Intrinsic Value, Granted
Shares, Expired/Cancelled			(20,000)
Exercise Price, Expired/Cancelled			$ 14
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised		(428,496)
Exercise Price, Exercised		$ 7.39
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding, Ending Balance	1,230,532
Exercise Price, Outstanding, Ending Balance	$ 7.35	$ 7.35	$ 11.99
Remaining Life, Outstanding, Ending Balance	3 years 9 months
Intrinsic Value, Outstanding, Ending Balance
Shares, Exercisable	1,230,532	1,124,932
Exercise Price, Exercisable	$ 7.35	$ 7.34
Exercise Price, Exercisable	3 years 9 months
Intrinsic Value, Exercisable